Other income and other losses (Details) - ZHEJIANG TIANLAN [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment gain on contract assets	¥ 1,439	¥ (722)	¥ 2,158
Investment income	1,488	(8,504)	2,863
Fait value gain on short term investment	1,451	248	0
Compensation income	1,855	193	7,796
Amounts waived by payees	0	676	0
Reversal of allowance for doubtful accounts	(4,699)	(6,225)	10,841
Subsidy income from PRC government	8,724	14,730	9,088
Gain on disposal of property, plant and equipment	943	0	0
Other income and other losses	¥ 11,201	¥ 396	¥ 32,746